Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Jan. 29, 2025 USD ($) shares $ / shares
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

For many years, the regular quarterly meetings of the Board and its committees have occurred during the two days immediately following the Company’s release of its quarterly earnings results. The Compensation Committee approves the annual equity awards for executives during its first quarter meeting, typically in late January or early February, the day after the release of the quarterly earnings results. The Compensation Committee does not take material nonpublic information into account when determining the timing or terms of the annual equity awards, nor is the purpose of the timing of such awards intended to affect the value of executive compensation.

Consistent with this practice, in 2025, the Company released its earnings results announcing its fourth quarter and full year financial results for the year ended December 31, 2024 on January 28, 2025 and the Compensation Committee granted annual stock options on January 29, 2025, one business day following the earnings release. The Compensation Committee believes that the Company was not in possession of material nonpublic information after the release of earnings and that the public markets had a sufficient period of time to absorb the Company’s earnings results.

The following table presents information regarding stock options awarded to our named executive officers in 2025, during any period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K or the filing or furnishing of a current report on Form 8-K disclosing material non-public information, and ending one business day after the filing or furnishing of such report with the SEC.

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/ Sh)	Grant date fair value of the award	Percentage change in the closing market
price of the securities underlying the
award between the trading day ending
immediately prior to the disclosure of
material nonpublic information and the
trading day beginning immediately
following the disclosure of material
					nonpublic information
(a)	(b)	(c)	(d)	(e)	(f)
Michael T. Speetzen	01/29/25	269,192	48.78	3,661,011	(14%)
Robert P. Mack	01/29/25	102,942	48.78	1,400,011	(14%)
James P. Williams	01/29/25	67,648	48.78	920,013	(14%)
Benjamin D. Duke	01/29/25	64,706	48.78	880,002	(14%)
Michael D. Dougherty	01/29/25	47,059	48.78	640,002	(14%)

Award Timing Predetermined	true
Award Timing, How MNPI Considered	The Compensation Committee does not take material nonpublic information into account when determining the timing or terms of the annual equity awards, nor is the purpose of the timing of such awards intended to affect the value of executive compensation.
Disclosure - Award Timing Disclosure
Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/ Sh)	Grant date fair value of the award	Percentage change in the closing market
price of the securities underlying the
award between the trading day ending
immediately prior to the disclosure of
material nonpublic information and the
trading day beginning immediately
following the disclosure of material
					nonpublic information
(a)	(b)	(c)	(d)	(e)	(f)
Michael T. Speetzen	01/29/25	269,192	48.78	3,661,011	(14%)
Robert P. Mack	01/29/25	102,942	48.78	1,400,011	(14%)
James P. Williams	01/29/25	67,648	48.78	920,013	(14%)
Benjamin D. Duke	01/29/25	64,706	48.78	880,002	(14%)
Michael D. Dougherty	01/29/25	47,059	48.78	640,002	(14%)

Michael T Speetzen [Member]
Awards Close in Time to MNPI Disclosures [Table]
Awards Close in Time to MNPI Disclosures, Individual Name		Michael T. Speetzen
Award Underlying Securities Amount | shares		269,192
Award Exercise Price | $ / shares		$ 48.78
Award Grant Date Fair Value | $		$ 3,661,011
Underlying Security Market Price Change, Percent		(0.14)
Robert P Mack [Member]
Awards Close in Time to MNPI Disclosures [Table]
Awards Close in Time to MNPI Disclosures, Individual Name		Robert P. Mack
Award Underlying Securities Amount | shares		102,942
Award Exercise Price | $ / shares		$ 48.78
Award Grant Date Fair Value | $		$ 1,400,011
Underlying Security Market Price Change, Percent		(0.14)
James P Williams [Member]
Awards Close in Time to MNPI Disclosures [Table]
Awards Close in Time to MNPI Disclosures, Individual Name		James P. Williams
Award Underlying Securities Amount | shares		67,648
Award Exercise Price | $ / shares		$ 48.78
Award Grant Date Fair Value | $		$ 920,013
Underlying Security Market Price Change, Percent		(0.14)
Benjamin D Duke [Member]
Awards Close in Time to MNPI Disclosures [Table]
Awards Close in Time to MNPI Disclosures, Individual Name		Benjamin D. Duke
Award Underlying Securities Amount | shares		64,706
Award Exercise Price | $ / shares		$ 48.78
Award Grant Date Fair Value | $		$ 880,002
Underlying Security Market Price Change, Percent		(0.14)
Michael D Dougherty [Member]
Awards Close in Time to MNPI Disclosures [Table]
Awards Close in Time to MNPI Disclosures, Individual Name		Michael D. Dougherty
Award Underlying Securities Amount | shares		47,059
Award Exercise Price | $ / shares		$ 48.78
Award Grant Date Fair Value | $		$ 640,002
Underlying Security Market Price Change, Percent		(0.14)